Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
THIRD QUARTER REPORT
July 31, 2023 (Unaudited)
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF

PORTFOLIO OF INVESTMENTS
Columbia Seligman Semiconductor and Technology ETF
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Seligman Semiconductor and Technology ETF | Third Quarter Report 2023
Notes to Portfolio of Investments
Common Stocks 96.7%
Issuer Shares Value ($)
Communication Services  1.7%
Interactive Media & Services 1.7%
Alphabet, Inc. Class C
(a)
3,905 519,795
Total Communication Services 519,795
Industrials  1.9%
Electrical Equipment 1.9%
Bloom Energy Corp. Class A
(a)
32,642 582,986
Total Industrials 582,986
Information Technology  93.1%
Electronic Equipment, Instruments & Components 2.7%
Advanced Energy Industries, Inc. 6,395 800,526
Semiconductors & Semiconductor Equipment 80.9%
Advanced Micro Devices, Inc.
(a)
1,969 225,254
Analog Devices, Inc. 6,484 1,293,753
Applied Materials, Inc. 7,758 1,176,035
Broadcom, Inc. 2,260 2,030,949
Diodes, Inc.
(a)
2,324 219,595
Entegris, Inc. 1,064 116,731
Ichor Holdings Ltd.
(a)
3,917 151,666
indie Semiconductor, Inc. Class A
(a)
44,685 423,614
Intel Corp. 16,866 603,297
KLA Corp. 2,287 1,175,404
Lam Research Corp. 3,536 2,540,581
Marvell Technology, Inc. 20,652 1,345,065
Microchip Technology, Inc. 15,824 1,486,507
Micron Technology, Inc. 12,052 860,392
MKS Instruments, Inc. 1,383 150,982
NVIDIA Corp. 1,001 467,757
NXP Semiconductors NV 5,112 1,139,874
ON Semiconductor Corp.
(a)
9,511 1,024,810
Qorvo, Inc.
(a)
6,939 763,429
QUALCOMM, Inc. 2,503 330,822
Common Stocks (continued)
Issuer Shares Value ($)
Rambus, Inc.
(a)
17,118 1,071,758
Semtech Corp.
(a)
36,856 1,076,195
Silicon Laboratories, Inc.
(a)
1,524 227,289
Skyworks Solutions, Inc. 3,982 455,421
SMART Global Holdings, Inc.
(a)
17,577 467,548
STMicroelectronics NV 10,186 546,784
Synaptics, Inc.
(a)
7,596 685,995
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 6,795 673,724
Teradyne, Inc. 8,630 974,672
Tower Semiconductor Ltd.
(a)
11,187 422,309
Total 24,128,212
Software 7.4%
Adeia, Inc. 19,559 235,099
Cadence Design Systems, Inc.
(a)
3,914 915,915
Synopsys, Inc.
(a)
2,336 1,055,405
Total 2,206,419
Technology Hardware, Storage & Peripherals 2.1%
Western Digital Corp.
(a)
15,098 642,571
Total Information Technology 27,777,728
Total Common Stocks
(Cost $23,804,951) 28,880,509
Money Market Funds 3.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.094%
(b)
970,713 970,713
Total Money Market Funds
(Cost $970,713) 970,713
Total Investments in Securities
(Cost $24,775,664) 29,851,222
Other Assets & Liabilities, Net (10,791)
Net Assets 29,840,431
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT321_10_N01_(09/23)
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